Condensed Financial Information of the Company - Statements of comprehensive income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Costs of revenues
Total costs of revenues	¥ (31,462,298)	$ (4,561,604)	¥ (31,718,093)	¥ (19,278,641)
Sales and marketing expenses	(54,343,719)	(7,879,099)	(44,801,720)	(41,194,599)
General and administrative expenses	(3,964,935)	(574,862)	(1,540,774)	(1,507,297)
Total operating expenses	(68,693,370)	(9,959,603)	(55,335,084)	(49,593,549)
Operating (loss)/profit	30,401,921	4,407,864	6,896,762	(9,380,325)
Interest income	3,997,100	579,525	3,061,662	2,455,366
Interest expense	(51,655)	(7,489)	(1,231,002)	(757,336)
Foreign exchange gain	(149,710)	(21,706)	71,750	225,197
Other loss	2,221,358	322,066	656,255	193,702
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	(155,285)	(22,514)	246,828	83,654
Loss before income tax	36,263,729	5,257,746	9,702,255	(7,179,742)
Income tax expenses	4,725,667	685,157	1,933,585	0
Net (loss)/income	31,538,062	4,572,589	7,768,670	(7,179,742)
Other comprehensive income net of tax of nil
Foreign currency translation difference, net of tax of nil	5,860,304	849,664	(1,472,172)	(2,495,958)
Unrealized losses on available-for-sale investments, net of tax	(18,166)	(2,634)
Total other comprehensive (loss)/income	5,842,138	847,030	(1,472,172)	(2,495,958)
Comprehensive loss	37,380,200	5,419,619	6,296,498	(9,675,700)
Foreign currency translation difference, tax	0		0	0
Parent Company | Reportable legal entity
Costs of revenues
Total costs of revenues	(605,611)	(87,805)	(580,506)	(623,524)
Sales and marketing expenses			(27,839)	(36,940)
General and administrative expenses	(54,605)	(7,917)	(40,826)	(6,746)
Total operating expenses	(54,605)	(7,917)	(68,665)	(43,686)
Operating (loss)/profit	(660,216)	(95,722)	(649,171)	(667,210)
Interest income	11,693	1,695	32,452	126,502
Interest expense	(51,655)	(7,489)	(1,221,846)	(695,794)
Other loss	(14)	(2)	27,497	53,244
Share of losses from subsidiaries, the VIE and subsidiaries of the VIE	32,238,254	4,674,107	9,579,738	(5,996,484)
Loss before income tax	31,538,062	4,572,589	7,768,670	(7,179,742)
Income tax expenses	0	0	0	0
Net (loss)/income	31,538,062	4,572,589	7,768,670	(7,179,742)
Other comprehensive income net of tax of nil
Foreign currency translation difference, net of tax of nil	5,860,304	849,664	(1,472,172)	(2,495,958)
Unrealized losses on available-for-sale investments, net of tax	(18,166)	(2,634)
Total other comprehensive (loss)/income	5,842,138	847,030	(1,472,172)	(2,495,958)
Comprehensive loss	37,380,200	$ 5,419,619	6,296,498	(9,675,700)
Other comprehensive income/(loss), net of tax	¥ 0		¥ 0	¥ 0